Supplement to the

Fidelity Advisor Freedom Funds®

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Freedom Income Fund®	FAFAX	FTAFX	FBFAX	FCAFX	FIAFX
Fidelity Advisor Freedom 2005 Fund®	FFAVX	FFTVX	FFBVX	FCFVX	FFIVX
Fidelity Advisor Freedom 2010 Fund®	FACFX	FCFTX	FCFBX	FCFCX	FCIFX
Fidelity Advisor Freedom 2015 Fund®	FFVAX	FFVTX	FFVBX	FFVCX	FFVIX
Fidelity Advisor Freedom 2020 Fund®	FDAFX	FDTFX	FDBFX	FDCFX	FDIFX
Fidelity Advisor Freedom 2025 Fund®	FATWX	FTTWX	FBTWX	FCTWX	FITWX
Fidelity Advisor Freedom 2030 Fund®	FAFEX	FTFEX	FBFEX	FCFEX	FEFIX
Fidelity Advisor Freedom 2035 Fund®	FATHX	FTTHX	FBTHX	FCTHX	FITHX
Fidelity Advisor Freedom 2040 Fund®	FAFFX	FTFFX	FBFFX	FCFFX	FIFFX
Fidelity Advisor Freedom 2045 Fund®	FFFZX	FFFTX	FFFKX	FFFJX	FFFIX
Fidelity Advisor Freedom 2050 Fund®	FFFLX	FFFQX	FFFWX	FFFYX	FFFPX
Fidelity Advisor FreedomSM 2055 Fund	FHFAX	FHFTX	--	FHFCX	FHFIX

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

The following information replaces similar information for Jonathan Shelon found in the "Management Contracts" section beginning on page 55.

Andrew Dierdorf is co-manager of each Fidelity Advisor Freedom Fund and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Advisor Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. For the three-year and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Advisor Freedom Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

AFF/AFFIB-11-01 August 8, 2011
1.808269.108

The following table provides information relating to other accounts managed by Mr. Dierdorf as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	88	130	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 140,536	$ 17,170	$ 16
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Freedom Income Fund ($278 (in millions) assets managed), Fidelity Advisor Freedom 2005 Fund ($248 (in millions) assets managed), Fidelity Advisor Freedom 2010 Fund ($867 (in millions) assets managed), Fidelity Advisor Freedom 2015 Fund ($1,613 (in millions) assets managed), Fidelity Advisor Freedom 2020 Fund ($2,548 (in millions) assets managed), Fidelity Advisor Freedom 2025 Fund ($2,000 (in millions) assets managed), Fidelity Advisor Freedom 2030 Fund ($2,173 (in millions) assets managed), Fidelity Advisor Freedom 2035 Fund ($1,401 (in millions) assets managed), Fidelity Advisor Freedom 2040 Fund ($1,489 (in millions) assets managed), Fidelity Advisor Freedom 2045 Fund ($501 (in millions) assets managed), Fidelity Advisor Freedom 2050 Fund ($385 (in millions) assets managed), and Fidelity Advisor Freedom 2055 Fund ($5 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Dierdorf as of June 30, 2011:

DOLLAR RANGE OF FUND SHARES OWNED AS OF JUNE 30, 2011

Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2005 Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund	Fidelity Advisor Freedom 2055 Fund
none	none	none	none	none	none	none	none	none	none	none	none

Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®,
Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®,
Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®,
Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®,
Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®,
Fidelity Freedom 2045 Fund®, Fidelity Freedom 2050 Fund®,
and Fidelity Freedom 2055 Fund®

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

The following information replaces similar information for Jonathan Shelon found in the "Management Contracts" section on page 51.

Andrew Dierdorf is co-manager of each Freedom Fund and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Freedom Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Freedom Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FFB-11-01 August 8, 2011
1.476278.123

The following table provides information relating to other accounts managed by Mr. Dierdorf as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	88	130	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 140,536	$ 17,170	$ 16
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom Income Fund ($2,805 (in millions) assets managed), Fidelity Freedom 2000 Fund ($1,421 (in millions) assets managed), Fidelity Freedom 2005 Fund ($900 (in millions) assets managed), Fidelity Freedom 2010 Fund ($9,174 (in millions) assets managed), Fidelity Freedom 2015 Fund ($8,597 (in millions) assets managed), Fidelity Freedom 2020 Fund ($19,191 (in millions) assets managed), Fidelity Freedom 2025 Fund ($9,951 (in millions) assets managed), Fidelity Freedom 2030 Fund ($14,156 (in millions) assets managed), Fidelity Freedom 2035 Fund ($6,734 (in millions) assets managed), Fidelity Freedom 2040 Fund ($8,672 (in millions) assets managed), Fidelity Freedom 2045 Fund ($2,628 (in millions) assets managed), Fidelity Freedom 2050 Fund ($2,159 (in millions) assets managed), and Fidelity Freedom 2055 Fund ($6 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Dierdorf as of June 30, 2011:

DOLLAR RANGE OF FUND SHARES OWNED AS OF JUNE 30, 2011
Fidelity Freedom Income Fund	Fidelity Freedom 2000 Fund	Fidelity Freedom 2005 Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund	Fidelity Freedom 2055 Fund
None	None	None	None	None	None	None	None	None	$100,001 - $500,000	None	None	None

Supplement to the

Fidelity Freedom K® Income Fund (FFKAX), Fidelity Freedom K® 2000 Fund (FFKBX), Fidelity Freedom K® 2005 Fund (FFKVX), Fidelity Freedom K® 2010 Fund (FFKCX), Fidelity Freedom K® 2015 Fund (FKVFX), Fidelity Freedom K® 2020 Fund (FFKDX), Fidelity Freedom K® 2025 Fund (FKTWX), Fidelity Freedom K® 2030 Fund (FFKEX), Fidelity Freedom K® 2035 Fund (FKTHX), Fidelity Freedom K® 2040 Fund (FFKFX), Fidelity Freedom K® 2045 Fund (FFKGX), Fidelity Freedom K® 2050 Fund (FFKHX), and Fidelity Freedom K® 2055 Fund (FDENX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

The following information replaces similar information for Jonathan Shelon found in the "Management Contracts" section beginning on page 50.

Andrew Dierdorf is co-manager of each Fidelity Freedom K® Fund and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Fidelity Freedom K® Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Fidelity Freedom K® Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FF-KB-11-01 August 8, 2011
1.931120.100

The following table provides information relating to other accounts managed by Mr. Dierdorf as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	88	130	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 140,536	$ 17,170	$ 16
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom K® Income Fund ($739 (in millions) assets managed), Fidelity Freedom K® 2000 Fund ($466 (in millions) assets managed), Fidelity Freedom K® 2005 Fund ($298 (in millions) assets managed), Fidelity Freedom K® 2010 Fund ($2,940 (in millions) assets managed), Fidelity Freedom K® 2015 Fund ($3,679 (in millions) assets managed), Fidelity Freedom K® 2020 Fund ($7,689 (in millions) assets managed), Fidelity Freedom K® 2025 Fund ($4,142 (in millions) assets managed), Fidelity Freedom K® 2030 Fund ($5,688 (in millions) assets managed), Fidelity Freedom K® 2035 Fund ($2,812 (in millions) assets managed), Fidelity Freedom K® 2040 Fund ($3,405 (in millions) assets managed), Fidelity Freedom K® 2045 Fund ($1,175 (in millions) assets managed), and Fidelity Freedom K® 2050 Fund ($864 (in millions) assets managed), and Fidelity Freedom K® 2055 Fund ($5 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Dierdorf as of June 30, 2011:

DOLLAR RANGE OF FUND SHARES OWNED AS OF JUNE 30, 2011
Fidelity Freedom K® Income Fund	Fidelity Freedom K® 2000 Fund	Fidelity Freedom K® 2005 Fund	Fidelity Freedom K® 2010 Fund	Fidelity Freedom K® 2015 Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2025 Fund	Fidelity Freedom K® 2030 Fund	Fidelity Freedom K® 2035 Fund	Fidelity Freedom K® 2040 Fund	Fidelity Freedom K® 2045 Fund	Fidelity Freedom K® 2050 Fund	Fidelity Freedom K® 2055 Fund
none	none	none	none	none	none	none	none	none	none	none	none	none

Supplement to the

Fidelity FreedomSM Index Funds

Fidelity Freedom Index Income Fund Class W (FIKFX), Fidelity Freedom Index 2000 Fund Class W (FGIFX)
Fidelity Freedom Index 2005 Fund Class W (FJIFX), Fidelity Freedom Index 2010 Fund Class W (FKIFX)
Fidelity Freedom Index 2015 Fund Class W (FLIFK), Fidelity Freedom Index 2020 Fund Class W (FPIFX)
Fidelity Freedom Index 2025 Fund Class W (FQIFX), Fidelity Freedom Index 2030 Fund Class W (FXIFX)
Fidelity Freedom Index 2035 Fund Class W (FIHFX), Fidelity Freedom Index 2040 Fund Class W (FBIFX)
Fidelity Freedom Index 2045 Fund Class W (FIOFX), Fidelity Freedom Index 2050 Fund Class W (FIPFX)
and Fidelity Freedom Index 2055 Fund Class W (FDEWX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2011

Jonathan Shelon no longer serves as a portfolio manager of the funds. Accordingly, the following information replaces the similar information found in the "Management Contracts" section beginning on page 52 and all other references to Mr. Shelon in the "Management Contracts" section are no longer applicable.

Christopher Sharpe is co-manager of each Freedom Index Fund and does not receive compensation for his services to these funds. As of June 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

FRX-WB-11-01 August 8, 2011
1.923244.101

The following table provides information relating to other accounts managed by Mr. Sharpe as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	95	130	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 169,038	$ 17,170	$ 488
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,261	none	none

* Includes Freedom Index Income ($44 (in millions) assets managed), Freedom Index 2000 ($31 (in millions) assets managed), Freedom Index 2005 ($36 (in millions) assets managed), Freedom Index 2010 ($170 (in millions) assets managed), Freedom Index 2015 ($277 (in millions) assets managed), Freedom Index 2020 ($516 (in millions) assets managed), Freedom Index 2025 ($326 (in millions) assets managed), Freedom Index 2030 ($391 (in millions) assets managed), Freedom Index 2035 ($210 (in millions) assets managed), Freedom Index 2040 ($247 (in millions) assets managed), Freedom Index 2045 ($86 (in millions) assets managed), Freedom Index 2050 ($64 (in millions) assets managed), and Freedom Index 2055 ($5 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sharpe as of June 30, 2011:

DOLLAR RANGE OF FUND SHARES OWNED AS OF JUNE 30, 2011
Freedom Index Income	Freedom Index 2000	Freedom Index 2005	Freedom Index 2010	Freedom Index 2015	Freedom Index 2020	Freedom Index 2025	Freedom Index 2030	Freedom Index 2035	Freedom Index 2040	Freedom Index 2045	Freedom Index 2050	Freedom Index 2055
none	none	none	none	none	none	none	none	none	none	none	none	none